UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR/A

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Polaris Capital Management, Inc.
Address:	125 Summer Street
		Suite 1470
		Boston, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Bernard R. Horn
Title:	President
Phone:	617-951-1365
Signature, Place, and Date of Signing:

Bernard R. Horn	Boston, MA		May 11, 2005


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		53

Form 13F Information Table Value Total:		$123,967.5177






List of Other Included Managers:			None
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FORM 13F INFORMATION TABLE



         Column 1           Column 2    Column 3  Column 4 Column 5          Column 6   Column 7  Column8

                                                    VALUE   SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
      NAME OF ISSUER      TITLE OF CLAS   CUSIP   (x$1000)  PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE   SHARED  NONE

ABC BANCORP               Common       000400101      3,987  236,075sh         sole                236,075
ADESA INC.                Common       00686U104      2,642  113,098sh         sole                113,098
ALLETE                    Common       018522300        722   17,245sh         sole                 17,245
AMETEK INC                Common       031100100      2,976   73,945sh         sole                 73,945
ASTORIA FINANCIAL CORP    Common       011593496      3,513  138,865sh         sole                138,865
CAMBRIDGE BANCORP         Common       132152109        349   11,000sh         sole                 11,000
CENDANT CORPORATION       Common       151313103      2,579  125,579sh         sole                125,579
CENTRAL PARKING CORP      Common       154785109      3,390  197,305sh         sole                197,305
COLONY BANKCORP, INC.     Common       19623P101      2,827   90,313sh         sole                 90,313
COMMERCIAL CAPITAL BANCORPCommon       20162L105      2,801  137,631sh         sole                137,631
COMMUNITY CAPITAL CORP.   Common       20363C102        163    7,000sh         sole                  7,000
COMMUNITY FINANCIAL CORPORCommon       20365L100        269   11,968sh         sole                 11,968
CP SANTA ROSA ENTERPRISES Common       cierra.pp          1    5,409sh         sole                  5,409
EQUITY OFFICE PROPERTIES TCommon       294741103      2,780   92,270sh         sole                 92,270
FORD MOTOR COMPANY        Common       345370860      2,501  220,712sh         sole                220,712
FPL GROUP INC.            Common       302571104      2,877   71,660sh         sole                 71,660
HF FINANCIAL CORP         Common       2424471        3,966  191,130sh         sole                191,130
INTERNATIONAL BANCSHARES CCommon       459044103      3,505  101,097sh         sole                101,097
NATIONAL CITY CORPORATION Common       635405103      3,193   95,320sh         sole                 95,320
NAUGATUCK VALLEY FINANCIALCommon       639067107         13    1,184sh         sole                  1,184
NEWALLAINCE BANCSHARES, INCommon       650203102        280   20,018sh         sole                 20,018
NORTH FORK BANCORPORATION Common       659424105      3,170  114,262sh         sole                114,262
NORTHRIM BANCORP INC.     Common       666762109        770   30,800sh         sole                 30,800
PACIFICARE HEALTH SYSTEMS Common       695112102      2,535   44,540sh         sole                 44,540
PEOPLES BANCORP INC       Common       709789101        588   21,850sh         sole                 21,850
PHH CORP                               693320202        107    4,908sh         sole                  4,908
PSB HOLDINGS INC.         Common       69360W108         21    2,000sh         sole                  2,000
SOUTH FINANCIAL GROUP INC Common       837841105      3,641  119,230sh         sole                119,230
SOUTHWEST BANCORP INC.    Common       844767103      3,212  174,075sh         sole                174,075
SOVEREIGN BANCORP INC     Common       845905108      3,830  172,822sh         sole                172,822
STEWART INFORMATION SERVICCommon       860372101      2,575   68,620sh         sole                 68,620
TD BANKNORTH INC                       87235A101      3,336  106,791sh         sole                106,791
TERADYNE INC.             Common       880770102      1,873  128,280sh         sole                128,280
TORO CO                   Common       891092108      2,909   32,875sh         sole                 32,875
TREX COMPANY INC.         Common       89531P105        987   22,220sh         sole                 22,220
TXU CORPORATION           Common       873168108      3,184   39,980sh         sole                 39,980
UNITEDHEALTH GROUP INC    Common       91324P102      2,934   30,766sh         sole                 30,766
VERIZON COMMUNICATIONS    Common       92343V104      2,719   76,594sh         sole                 76,594
WEBSTER FINANCIAL CORP - CCommon       947890109      5,199  114,487sh         sole                114,487
WELLPOINT INC (NEW)       Common       94973V107      3,112   24,830sh         sole                 24,830
WESCO INTERNATIONAL INC   Common       95082P105      2,256   80,580sh         sole                 80,580
AUTOLIV INC.              Common       052800109     10,245  215,010sh         sole                215,010
BHP BILLITON LTD - SPON ADCommon       088606108      1,930   68,990sh         sole                 68,990
CHINA NETCOM GROUP (HK) LTCommon       16940Q101         70    2,500sh         sole                  2,500
ENI SPA - ADR 5:1         Common       26874R108      4,399   33,800sh         sole                 33,800
METHANEX CORPORATION (US SCommon       59151K108        645   33,200sh         sole                 33,200
PLIVA DD - REG S GDR      Common       72917Q202        657   56,000sh         sole                 56,000
REPSOL S.A. ADR 1:1       Common       76026T205      2,873  108,200sh         sole                108,200
SAMSUNG ELECTRONICS COMMONCommon       796050888      5,905   23,860sh         sole                 23,860
SAMSUNG ELECTRONICS PFD N/Common       796050201        164    1,000sh         sole                  1,000
SAMSUNG SDI CO LTD-GDR    Common       796054203        677   26,300sh         sole                 26,300
SK TELECOM CO LTD ADR     Common       78440P108        345   17,500sh         sole                 17,500
TORONTO-DOMINION BANK     Common       891160509      1,765   42,687sh         sole                 42,687



















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